RETIREMENT SAVINGS PLANS (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Defined Contribution Plan, Employer Matching Contribution, Percent	100.00%
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 1,654